CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS USED INOPERATING ACTIVITIES:
Loss for the year	$ (10,795)	$ (10,304)	$ (11,197)
Adjustments required to reflect net cash used in operating activities (see appendix A)	1,876	508	6,671
Net cash used in operating activities	(8,919)	(9,796)	(4,526)
CASH FLOWS PROVIDED BY (USED IN) INVESTING ACTIVITIES:
Decrease (increase) in restricted deposits	(14)		1,053
Short-term bank deposits	4,000	(4,000)
Purchase of property and equipment	(40)	(68)	(51)
Net cash provided by (used in) investing activities	3,946	(4,068)	1,002
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Principle element of lease payments	(114)
Proceeds from Issuance of ordinary shares and warrants, net of issuance costs	12,528	9,624
Proceeds from exercise of warrants	100
Proceeds from exercise of options	138
Proceeds from issuance of preferred shares and warrants, net of issuance costs			12,087
Maturity of Convertible loans			(980)
Net cash generated from financing activities	12,652	9,624	11,107
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	7,679	(4,240)	7,583
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	7,506	11,746	4,163
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	15,185	7,506	11,746
Adjustments required to reflect net cash used in operating activities:
Depreciation and amortization	238	54	43
Change in fair value of financial liabilities at fair value through profit or loss	(743)	(523)	(251)
Issuance costs	164	270	1,091
Financial expenses, net	10	21	48
Net changes in severance pay obligation	5	(5)	19
Share-based compensation	1,483	1,233	4,885
Total adjustments	1,157	1,050	5,835
Changes in working capital:
Decrease (increase) in accounts receivable	447	(725)
Decrease (increase) in other current assets	61	451	(454)
Increase (decrease) in accounts payable:
Trade	(139)	(123)	543
Other	280	(334)	820
Increase (decrease) in contract liabilities	42	225
Changes in working capital	691	(506)	909
Cash used for operating activities:
Interest received	83
Interest paid	(55)	(36)	(73)
Cash used for operating activities	1,876	508	$ 6,671
Supplementary information on investing and financing activities not involving cash flows:
Conversion of preferred shares into ordinary shares		32,621
Conversion of convertible loan into ordinary shares		$ 4,138
Right of use assets on obtained in exchange for new operating lease liabilities	$ 224